U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and address of issuer:

       MONY Variable Account L

2. The name of each series or class of funds for which this notice is filed:

       Janus Aspen Series, Fidelity Variable Insurance Products, The Alger American Fund, Lord Abbett Series Fund, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., AIM Variable Insurance Funds, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Investment Portfolios, EQ Advisors Trust, MFS Variable Insurance Trust

3.     Investment Company Act File Number: 811-06215

       Securities Act File Number:
            33-37719
            333-01581
            333-71417
            333-71677
            333-72590
            333-72594
            333-40554
            333-104156

4(a).  Last day of fiscal year for which this notice is filed:      12/31/04

4(b).  Check box if this notice is being filed late i.e., more than 90 calendar days after the end of the issuer's fiscal
       year). (See Instructions A.2)                                |_|

4(c).  Check box if this is the last time the issuer will be
       filing this Form.                                            |_|

5.     Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal
       year pursuant to section 24(f):                              $ 14,772,344

(ii)   Aggregate price of securities redeemed or repurchased
       during the fiscal year:                                      $ 10,959,522

(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending on earlier than
       October 11,1995 that were not previously used to reduce
       registration fees payable to the Commission:                 $ 0

(iv)   Total available redemption credits [add Items 5(ii)
       and 5(iii)]:                                                 $ 10,959,522

(v)    Net sales-if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:                        $ 3,812,822

(vi)   Redemption credits available for use in future year
       - if Item (i) is less than Item 5(iv) [subtract
       item 5(iv) from Item 5(i)]:                                  $(0)

(vii)  Multiplier for determining fee (See Instruction C.9):        x .0001177

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
       enter "0" if no fee is due):                                 =$ 448.77

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting
       an amount of securities that were registered under the
       Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
       securities (number of shares or other units)deducted here:   _______.
       If there is a number of shares or other units that were
       registered pursuant to rule 24e-2 remaining unsold at the
       end of the fiscal year for which this form is filed that
       are available for use by the issuer in future fiscal years,
       then state that number here:                                 _______.

7.     Interest due-if this Form is being filed more than 90
       days after the end of the issuer's fiscal year (see
       Instruction D):                                              +$ 0

8.     Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line7]:                  =$ 448.77

9.     Date the registration fee and any interest payment was
       sent to the Commission's lockbox depository:                 3/30/2005

       Method of Delivery:
                 X    Wire Transfer
                 ___  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


/s/ Rosemarie Albrizio
----------------------------
Vice President


Date:  3/30/2005